Average Annual Total Returns - Class P Shares - Goldman Sachs Small_Mid Cap Value Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Russell 2500® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 2500® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	8.12%	6.01%	Apr. 17, 2018	4.86%	4.97%